Impairment of oil and gas properties	12 Months Ended
Dec. 31, 2010
Impairment of oil and gas properties
Impairment of oil and gas properties

NOTE 13—Impairment of oil and gas properties

Methods for Determining Fair Value

We periodically assess our long-lived assets recorded in oil and gas properties on the Consolidated Balance Sheets to ensure that they are not carried in excess of fair value, which is computed using level 3 inputs such as discounted cash flow models or valuations, based on estimated future commodity prices and our various operational assumptions. At least semi-annually or whenever changes in facts and circumstances indicate that our oil and gas properties may be impaired; an evaluation is performed on a field-by-field basis.

As of December 31, 2010, we had interests in oil and gas properties totaling $535.8 million, net of accumulated depletion, which we account for under the successful efforts method. The expected future cash flows used for impairment reviews and related fair-value calculations are based on judgmental assessments of future production volumes, prices, and costs, considering all available information at the date of review. Due to the uncertainty inherent in these factors, we cannot predict when or if additional future impairment charges will be recorded. We estimated future net cash flows generated from our oil and gas properties by using forecasted oil and gas prices.

Impairment of Oil and Gas Properties

Due to declines in natural gas prices during 2010, we determined that the carrying amount of certain of our oil and gas properties were not recoverable from future cash flows and, therefore, were impaired. We recorded an impairment of $234.9 million for the year ended December 31, 2010. The expected future cash flows used for our impairment review and related fair-value calculation was based on judgmental assessments of future production volumes, prices, and costs, considering all available information at the date of review. Due to the uncertainty inherent in these factors, we cannot predict when or if additional future impairment charges will be recorded. We estimated future net cash flows generated from our oil and gas properties by using forecasted oil and gas prices

Total impairment associated with our oil and gas properties for the years ended December 31, 2010, 2009 and 2008 was $234.9 million, $208.9 million and $28.6 million, respectively.